Cover	Sep. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2025
Entity File Number	001-39565
Entity Registrant Name	The Beauty Health Company
Entity Central Index Key	0001818093
Entity Tax Identification Number	85-1908962
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2165 Spring Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90806
City Area Code	(800)
Local Phone Number	603-4996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SKIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false